Liquidity and Management's Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Liquidity And Managements Plan [Abstract]
LIQUIDITY AND MANAGEMENT'S PLAN

Note 2 LIQUIDITY AND MANAGEMENT’S PLAN

The Company’s history of losses requires management to critically assess its ability to continue operating as a going concern. For the three and nine months ended September 30, 2022, the Company incurred a net loss of $11,277 and $47,183, respectively. As of September 30, 2022, the Company had an accumulated deficit of $99,159. Cash used in operating activities for the nine months ended September 30, 2022 was $18,461. As of September 30, 2022, the Company had $5,453 of available cash and cash equivalents, excluding amounts required to be held as statutory capital and surplus by FOXO Life Insurance Company.

The Company’s ability to continue as a going concern is dependent on generating revenue, raising additional equity or debt capital, reducing losses and improving future cash flows. The Company will continue ongoing capital raise initiatives and has demonstrated previous success in raising capital to support its operations. For instance, in the first and second quarters of 2022, the Company issued convertible debentures for $28,000 that has subsequently converted to equity. However, the Company can provide no assurance that these actions will be successful or that additional sources of financing will be available on favorable terms, if at all. As such, until additional equity or debt capital is secured and the Company begins generating sufficient revenue, there is substantial doubt about the Company’s ability to continue as a going concern for the one-year period following the issuance of these unaudited consolidated financial statements.

Note 2 LIQUIDITY AND MANAGEMENT’S PLAN

The Company’s history of losses requires management to critically assess its ability to continue operating as a going concern. For the year ended December 31, 2021, the Company incurred a net loss of $38,488. As of December 31, 2021, the Company’s accumulated deficit was $51,976. Cash used in operating activities for the year ended December 31, 2021 was $15,055. As of December 31, 2021, the Company had $1,856 of available cash and cash equivalents, excluding amounts held as statutory capital and surplus by FOXO Life Insurance Company.

The Company’s ability to continue as a going concern is dependent on generating revenue from the sale of its technology services, raising additional equity or debt capital, converting debt to equity, reducing losses and improving future cash flows. The Company will continue ongoing capital raise initiatives and has demonstrated previous success in raising capital to support its operations. For instance, the Company has entered into a non-binding letter of intent that could raise as much as $301,300, as disclosed below. However, the Company can provide no assurance that these actions will be successful or that additional sources of financing will be available on favorable terms, if at all. As such, until additional equity or debt capital is secured, there is substantial doubt about the Company’s ability to continue as a going concern for the one-year period following the issuance of these consolidated financial statements.

Letter of Intent

On August 6, 2021, the Company entered into a non-binding letter of intent (the “LOI”) with Delwinds Insurance Acquisition Corp., a Delaware special purpose acquisition company (the “SPAC”). Terms of the LOI include the SPAC acquiring 100% of the outstanding equity and equity equivalents of the Company. The transaction consideration would be paid by the SPAC through the issuance of shares of common stock of the SPAC to the holders of the Company’s outstanding equity and equity equivalents. Cash on the balance sheet of the surviving company at closing would include $201,300 of cash currently held in trust by the SPAC (subject to redemption by the public stockholders of the SPAC) and private placement equity proceeds of as much as $100,000. See Note 18 for additional information on the proposed transaction.